Share-Based Compensation - Summary of Assumptions in the Binomial Option-Pricing Model used to Determine the Fair Value of Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Fair value of Ordinary Shares on the Date of Option Grant	$ 18.09	$ 3.27	$ 1.52
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.00%	1.70%	2.76%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	59.80%	59.00%	57.80%
Sharebased Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Early Exercise Multiple Description	2.8x	2.8x	2.8x
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Fair value of Ordinary Shares on the Date of Option Grant	$ 6.78	$ 1.84	$ 1.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.60%	0.82%	1.80%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	58.80%	56.50%	56.10%
Sharebased Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Early Exercise Multiple Description	2.2x	2.2x	2.2x